Borrowings - Finance Costs (Income), Net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Borrowings [abstract]
Interest on acquisition related consideration	$ 0	$ 11
Interest on lease obligations	65	20
Commitment costs on amended facility	23	0
Interest income	(235)	(679)
Interest on borrowings	557	0
Finance income, net	$ 410	$ (648)